Note 23 - Subsequent Events (Details) - Schedule of Future Minimum Lease Payments $ in Thousands	Jan. 11, 2016 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
December 31, 2016	$ 233
December 31, 2017	224
December 31, 2018	400
December 31, 2019	406
December 31, 2020	412
Thereafter	408
$ 2,083